Derivative Financial Instruments and Hedge Accounting - Derivative Financial Instruments by Type and Purpose of Derivatives (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Assets	¥ 8,313,016	¥ 9,909,272
Liabilities	9,303,258	11,877,473
Trading [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	1,908,888,898	1,849,478,491
Assets	7,539,188	9,155,891
Liabilities	6,765,135	8,707,303
Trading [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	1,647,024,810	1,605,292,805
Assets	4,459,310	5,800,416
Liabilities	4,876,544	6,767,410
Trading [member] | Interest rate derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	89,708,676	120,819,693
Assets	21,022	15,729
Liabilities	18,155	34,583
Trading [member] | Interest rate derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	127,145,993	143,990,400
Assets	18,358	28,161
Liabilities	22,843	12,567
Trading [member] | Interest rate derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	39,526,819	32,422,848
Assets	258	433
Liabilities	1,918	728
Trading [member] | Interest rate derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	1,105,571,439	1,032,971,282
Assets	3,624,648	4,871,182
Liabilities	3,542,617	4,870,581
Trading [member] | Interest rate derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	285,071,883	275,088,582
Assets	795,024	884,911
Liabilities	1,291,011	1,848,951
Trading [member] | Currency derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	255,610,108	237,338,471
Assets	2,888,987	3,273,460
Liabilities	1,827,299	1,754,088
Trading [member] | Currency derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	12,976	11
Assets	0	0
Liabilities	94	185
Trading [member] | Currency derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	0
Assets	0
Liabilities	0
Trading [member] | Currency derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	119,480,108	115,966,592
Assets	935,964	1,251,720
Liabilities	1,103,594	1,163,114
Trading [member] | Currency derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	123,676,347	110,747,232
Assets	1,754,071	1,832,664
Liabilities	479,671	327,555
Trading [member] | Currency derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	12,440,677	10,624,636
Assets	198,952	189,076
Liabilities	243,940	263,234
Trading [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	2,729,785	3,386,924
Assets	161,801	50,587
Liabilities	22,092	145,501
Trading [member] | Equity derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	1,882,834	2,069,970
Assets	28,003	13,497
Liabilities	10,533	30,860
Trading [member] | Equity derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	332,227	667,923
Assets	5,406	19,943
Liabilities	8,462	27,585
Trading [member] | Equity derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	250,439	387,100
Assets	119,372	11
Liabilities	180	73,285
Trading [member] | Equity derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	36,576	25,202
Assets	694	79
Liabilities	225	589
Trading [member] | Equity derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	227,709	236,729
Assets	8,326	17,057
Liabilities	2,692	13,182
Trading [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	175,113	122,535
Assets	5,652	8,748
Liabilities	4,384	7,544
Trading [member] | Commodity derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	85,473	52,984
Assets	1,807	1,905
Liabilities	1,796	1,734
Trading [member] | Commodity derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	0
Assets	0
Liabilities	0
Trading [member] | Commodity derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	0
Assets	0
Liabilities	0
Trading [member] | Commodity derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	84,608	62,138
Assets	3,771	6,787
Liabilities	2,525	5,669
Trading [member] | Commodity derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	5,032	7,413
Assets	74	56
Liabilities	63	141
Trading [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	3,349,082	3,337,756
Assets	23,438	22,680
Liabilities	34,816	32,760
Risk management [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	104,751,735	88,904,030
Assets	773,828	753,381
Liabilities	2,538,123	3,170,170
Risk management [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	82,319,161	68,026,939
Assets	610,989	622,922
Liabilities	904,337	919,304
Risk management [member] | Interest rate derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	10,784,613	12,514,178
Assets	979	1,856
Liabilities	11,420	833
Risk management [member] | Interest rate derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	0
Assets	0
Liabilities	0
Risk management [member] | Interest rate derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	0
Assets	0
Liabilities	0
Risk management [member] | Interest rate derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	71,326,701	55,302,412
Assets	610,010	621,066
Liabilities	857,991	883,197
Risk management [member] | Interest rate derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	207,847	210,349
Assets	0
Liabilities	34,926	35,274
Risk management [member] | Currency derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	22,432,574	20,877,091
Assets	162,839	130,459
Liabilities	1,633,786	2,250,866
Risk management [member] | Currency derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	0
Assets	0
Liabilities	0
Risk management [member] | Currency derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	0
Assets	0
Liabilities	0
Risk management [member] | Currency derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	8,511,080	7,216,977
Assets	57,888	48,913
Liabilities	153,892	309,833
Risk management [member] | Currency derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	13,921,494	13,660,114
Assets	104,951	81,546
Liabilities	1,479,894	¥ 1,941,033
Risk management [member] | Currency derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	0
Assets	0
Liabilities	0
Risk management [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	0
Assets	0
Liabilities	0
Risk management [member] | Equity derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	0
Assets	0
Liabilities	0
Risk management [member] | Equity derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	0
Assets	0
Liabilities	0
Risk management [member] | Equity derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	0
Assets	0
Liabilities	0
Risk management [member] | Equity derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	0
Assets	0
Liabilities	0
Risk management [member] | Equity derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	0
Assets	0
Liabilities	0
Risk management [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	0
Assets	0
Liabilities	0
Risk management [member] | Commodity derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	0
Assets	0
Liabilities	0
Risk management [member] | Commodity derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	0
Assets	0
Liabilities	0
Risk management [member] | Commodity derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	0
Assets	0
Liabilities	0
Risk management [member] | Commodity derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	0
Assets	0
Liabilities	0
Risk management [member] | Commodity derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	0
Assets	0
Liabilities	0
Risk management [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	0
Assets	0
Liabilities	¥ 0